Interests in Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [Line Items]
Investment in startup capital of mutual funds	$ 1,149	$ 1,319
Retail mutual fund assets under management	333,598	277,365
Hancock Victoria Plantations Holdings PTY Limited
Disclosure of unconsolidated structured entities [Line Items]
Consolidated timber assets	$ 1,273	$ 1,236